Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues
Sponsorships, net of activation costs	$ 1,475,436	$ 1,660,928	$ 6,424,201	$ 6,720,298
Rents and cost recoveries	41,883	274,780	474,020	1,064,569
Event revenues	1,662	27,833	38,750	76,464
Hotel revenues	396,338		162,183
Total revenues	1,915,319	1,963,541	7,099,154	7,861,331
Operating expenses
Property operating expenses	6,008,999	6,683,986	26,631,821	16,707,537
Hotel operating expenses	766,165		419,595
Commission expense	166,667	450,854	1,671,964	1,003,226
Depreciation expense	2,920,937	2,722,120	11,085,230	10,915,839
Loss on abandonment of project development costs				12,194,783
Total operating expenses	9,862,768	9,856,960	39,808,610	40,821,385
Loss from operations	(7,947,449)	(7,893,419)	(32,709,456)	(32,960,054)
Other expense
Interest expense	(955,308)	(2,010,010)	(5,718,473)	(9,416,099)
Amortization of discount on note payable	(1,234,114)	(3,234,413)	(10,570,974)	(13,274,793)
Change in fair value of warrant liability	(116,351,000)		26,733,116
Loss on extinguishment of debt			(4,282,220)
Loss in joint venture				(252,934)
Business combination costs			(19,137,165)
Gain on forgiveness of debt	390,400
Total other expense	(118,150,022)	(5,244,423)	(12,975,716)	(22,943,826)
Net loss before income taxes			(45,685,172)	(55,903,880)
(Benefit from) provision for income taxes
Net loss	(126,097,471)	(13,137,842)	(45,685,172)	(55,903,880)
Non-controlling interest	(49,711)		(196,506)
Net loss attributable to HOFRE stockholders	$ (126,147,182)	$ (13,137,842)	$ (45,488,666)	$ (55,903,880)
Net loss per share - basic and diluted (in Dollars per share)	$ (1.67)	$ (2.42)	$ (1.71)	$ (10.28)
Weighted average shares outstanding, basic and diluted (in Shares)	75,350,163	5,436,000	26,644,449	5,436,000